Personnel Figures	12 Months Ended
Dec. 31, 2019
PERSONNEL FIGURES
Personnel Figures

37.  PERSONNEL FIGURES.

The Company’s personnel as of December 31, 2019 and 2018, is distributed as follows:

	December 31, 2019
Country	Managers and key executives	Professional and Technicians	Staff and others	Total
Chile	54	1,932	139	2,125
Argentina	—	6	17	23
Total	54	1,938	156	2,148
Average	56	1929	157	2142

	December 31, 2018
Country	Managersand key executives	Professionals and Technicians	Staff and others	Total
Chile	57	1,824	155	2,036
Argentina	—	7	19	26
Total	57	1,831	174	2,062
Average	53	1,874	169	2,096